Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2017	334	1,501	1,454	469	3,758
Additions	73	1,132	288	232	1,725
Amounts utilised	(158)	(1,255)	(838)	(143)	(2,394)
Unused amounts reversed	(107)	(279)	(90)	(131)	(607)
Exchange and other movements	(12)	29	(26)	(70)	(79)
At 31 Dec 2018	130	1,128	788	357	2,403
Contractual commitments[1]
At 31 Dec 2017					253
Impact on transition to IFRS 9					284
Net change in expected credit loss provision and other movements					(20)
At 31 Dec 2018					517
Total Provisions
At 31 Dec 2017					4,011
At 31 Dec 2018					2,920

	Restructuring costs	Contractual commitments[1]	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 Jan 2017	551	298	2,436	1,124	364	4,773
Additions	204	87	829	820	280	2,220
Amounts utilised	(353)	(3)	(850)	(543)	(133)	(1,882)
Unused amounts reversed	(103)	(135)	(980)	(52)	(107)	(1,377)
Exchange and other movements	35	6	66	105	65	277
At 31 Dec 2017	334	253	1,501	1,454	469	4,011

1
The contractual commitments provision at 31 December 2017 represented IAS 37 provisions on off-balance sheet loan commitments and guarantees, for which expected credit losses are provided following transition to IFRS 9 on 1 January 2018. It further includes provisions in respect of insurance contracts.

Disclosure of insurance complaints received and future claims expected

Cumulative PPI complaints received to 31 December 2018 and future claims expected
	Footnotes	Cumulative actual to 31 Dec 2018	Future expected
Inbound complaints (000s of policies)	1	1,777	183
Outbound contact (000s of policies)		685	—
Response rate to outbound contact		44%	n/a
Average uphold rate per claim	2	77%	83%
Average redress per claim ($)		2,729	3,130
Complaints to Financial Ombudsman Service (000s of policies)		166	9
Average uphold rate per Financial Ombudsman Service claim		38%	32%

1	Excludes invalid claims for which no PPI policy exists.

2	Claims include inbound and responses to outbound contact.